Post-Employment Benefits - Details of Principal Actuarial Assumptions (Parenthetical) (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2025 KRW (₩)
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Change in accounting estimate, defined benefit obligation decreased	₩ 83,842
Change in accounting estimate defined benefit obligation retained earnings increased	₩ 76,545